Basis of Presentation Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Direct Operating Costs	$ (27,457)	$ (33,219)	$ (53,558)	$ (61,186)
General and Administrative Expenses	$ 5,667	7,846	$ 12,299	14,917
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Direct Operating Costs		800		1,300
General and Administrative Expenses		$ 800		$ 1,300